UNITED STATES

                          SECURITIES AND EXCHANGE COMMISSION

                                 WASHINGTON D.C. 20549

                                       FORM 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apex Investment Services, Inc.
Address: 33-A Pendleton Drive, PO Box 1322
         Hebron, CT 06248

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lynn R. Corthell
Title: Chief Compliance Officer
Phone: 860-228-0501

Signature, Place, and Date of Signing:

Lynn R. Corthell, CCO, Hebron, CT  February 1, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F File Number:     Name: Apex Investment Services, Inc.

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   24
Form 13F Information Table Value Total: $111607
                                      (thousands)


List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS CUSIP     (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
VNGRD INTL EQ   ALLWRLD EX US  922042775  15951  348647  SH        SOLE                44788       303859
VNGRD INDEX FD  TOTAL STK MKT  922908769  13420  183131  SH        SOLE                28049       155082
VNGRD BD INDEX  LONG TERM BD   921937793  13214  140767  SH        SOLE                15814       124953
VNGRD INDEX FD  SMALL CP ETF   922908751  10780  133247  SH        SOLE                18757       114490
ISHARES TR	CORE S&P MCP   464287507  11134  109480  SH        SOLE                25879        83601
VNGRD INDEX FDS REIT ETF       922908553   7108  108022  SH        SOLE                22448        85574
WISDOMTREE TR   EMERG MKTS ETF 97717W315   5325   93109  SH        SOLE                 5862        87247
VNGRD BD INDEX  INTERMED TERM  921937819   6026   68280  SH        SOLE                23023        45257
ISHARES TR	BARCLYS TIPS   464287176   7867   64795  SH        SOLE                 8764        56031
ISHARES TR	US PFD STK IDX 464288687   2502   63155  SH        SOLE                              NONE
VNGRD INTL EQ   FTSE SMCAP ETF 922042718   5505   60568  SH        SOLE                 4429        56139
VNGRD SPECIAL   DIV APP ETF    921908844   2479   41607  SH        SOLE                              NONE
VNGRD TAX MNGD  MSCI EAFE ETF  921943858   1465   41574  SH        SOLE                39318         2256
ISHARES TR	CORE S&P500    464287200   2818   19689  SH        SOLE                19689            0
ISHARES TR	COHEN&ST RLTY  464287564   1287   16390  SH        SOLE                              NONE
VNGRD INDEX FDS MID CAP ETF    922908629   1279   15511  SH        SOLE                              NONE
WISDOMTREE TR   EMG MKTS SMCAP 97717W281    486    9825  SH        SOLE                 1545         8280
ISHARES TR      MSCI EMERG MKT 464287234    404    9110  SH        SOLE                 9110            0
ISHARES TR      CORE S&P SCP   464287804    572    7325  SH        SOLE                 7325            0
VNGRD SCOTSDALE SHRT TERM CORP 92206C409    537    6683  SH        SOLE                  224         6459
EXXON MOBIL     COM            30231G102    408    4716  SH        SOLE                              NONE
CHEVRON CORP    COM            166764100    489    4526  SH        SOLE                              NONE
PWRSHRS QQQ TR  UNIT SER 1     73935A104    214    3287  SH        SOLE                  745         2542
DIAGEO P L C    SPON ADR NEW   25243Q205    337    2891  SH        SOLE                 2891            0